INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current income tax expense (recovery)	$ 33	$ 27	$ 77
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(22)	(47)	(68)
Recovery arising from previously unrecognized tax assets	(23)	0	0
Change of tax rates and imposition of new legislations	0	6	0
Deferred income tax expense (recovery)	(45)	(41)	(68)
Total income taxes	$ (12)	$ (14)	$ 9